Current and Deferred Taxes (Details) - Schedule of effective tax rate reconciliation - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate reconciliation [Abstract]
Tax calculated over profit before tax, Tax rate		27.00%	27.00%	27.00%
Tax calculated over profit before tax, Amount		$ 290,005	$ 187,721	$ 214,566
Price level restatement for tax purposes, Tax rate	[1]	(7.56%)	(6.15%)	(6.33%)
Price level restatement for tax purposes, Amount	[1]	$ (81,235)	$ (42,730)	$ (50,297)
Single penalty tax (rejected expenses), Tax rate		(0.01%)	0.19%	0.12%
Single penalty tax (rejected expenses), Amount		$ 210	$ 1,354	$ 927
Other, Tax rate		0.00%	(0.55%)	1.24%
Other, Amount		$ 12,684	$ (3,812)	$ 9,878
Effective tax rates and expenses for income tax, Tax rate		19.43%	20.50%	22.03%
Effective tax rates and expenses for income tax, Amount		$ 221,664	$ 142,533	$ 175,074

[1]	Mainly corresponds to the permanent differences originated from the Own Tax Monetary Correction and the effect of the bonds received to article 104 of LIR.